Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 78.6%
Brazil 4.6%
Banco Bradesco SA (ADR)	666,211	2,211,819
Itau Unibanco Holding SA (ADR) (Preferred)	464,387	2,089,742
Petroleo Brasileiro SA (ADR)	286,243	4,087,551
Vale SA (ADR)	150,037	2,019,498
(Cost $8,016,238)		10,408,610
China 31.0%
Air China Ltd. "H"*	2,354,000	1,847,712
Alibaba Group Holding Ltd. (ADR)*	126,790	11,331,222
Baidu, Inc. (ADR)*	12,202	1,666,427
China Construction Bank Corp. "H"	9,881,577	6,303,480
China Merchants Bank Co., Ltd. "H"	239,000	1,291,719
Industrial & Commercial Bank of China Ltd. "H"	4,419,095	2,334,657
JD.com, Inc. (ADR)	19,255	1,145,673
JD.com, Inc. "A"	21,971	654,363
KE Holdings, Inc. (ADR)*	137,760	1,943,794
Kweichow Moutai Co., Ltd. "A"	14,300	4,035,594
Meituan "B" 144A*	246,700	5,548,790
NetEase, Inc. (ADR)	54,247	5,043,886
PetroChina Co., Ltd. "H"	8,988,000	4,170,206
Ping An Insurance Group Co. of China Ltd. "H"	579,500	3,400,990
Tencent Holdings Ltd.	324,400	12,556,578
Tongcheng Travel Holdings Ltd.*	1,111,600	2,129,250
Trip.com Group Ltd. (ADR)*	131,980	3,402,444
Yum China Holdings, Inc. (a)	36,084	1,757,652
(Cost $74,800,492)		70,564,437
Hong Kong 3.1%
BOC Hong Kong Holdings Ltd.	610,000	2,203,601
China Mengniu Dairy Co., Ltd.	512,000	2,374,508
CK Asset Holdings Ltd.	352,000	2,488,528
(Cost $7,374,465)		7,066,637
India 13.8%
Axis Bank Ltd.	277,906	2,550,702
Bharti Airtel Ltd.*	314,892	2,702,841
HDFC Bank Ltd. (ADR)	125,002	7,850,126
ICICI Bank Ltd.	570,035	5,913,751
ICICI Bank Ltd. (ADR)	134,528	2,795,492
Larsen & Toubro Ltd.	209,319	4,785,694
Maruti Suzuki India Ltd.	10,439	1,160,177
Reliance Industries Ltd.*	113,397	3,601,387
(Cost $25,971,052)		31,360,170

Indonesia 3.0%
PT Bank Central Asia Tbk	9,905,000	4,918,449
PT Elang Mahkota Teknologi Tbk*	14,584,700	1,847,447
(Cost $7,360,085)		6,765,896
Korea 8.1%
Hyundai Motor Co.	13,924	2,118,065
KB Financial Group, Inc.	56,921	2,128,735
NAVER Corp.	7,436	1,491,112
Samsung Electronics Co., Ltd.	189,278	8,984,451
Samsung Fire & Marine Insurance Co., Ltd.	12,812	1,949,417
Samsung SDI Co., Ltd.	3,990	1,770,103
(Cost $16,603,937)		18,441,883
Mexico 0.9%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $2,548,823)	34,817	2,157,958
Singapore 1.1%
Sea Ltd. (ADR)* (Cost $7,190,077)	33,550	2,560,536
South Africa 3.0%
Anglo American Platinum Ltd.	25,478	1,954,499
Clicks Group Ltd.	78,036	1,320,057
FirstRand Ltd.	915,114	3,613,555
(Cost $10,315,912)		6,888,111
Taiwan 10.0%
Formosa Plastics Corp.	1,047,000	3,221,956
Fubon Financial Holding Co., Ltd.	1,278,400	2,404,531
Hon Hai Precision Industry Co., Ltd.	608,000	2,223,506
Taiwan Semiconductor Manufacturing Co., Ltd.	713,803	12,199,935
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	32,546	2,879,670
(Cost $15,359,970)		22,929,598
Total Equity Securities (Cost $175,541,051)		179,143,836

Exchange-Traded Funds 7.1%
iShares MSCI Emerging Markets ETF	242,564	9,692,857
iShares MSCI Saudi Arabia ETF	147,668	6,507,729
Total Exchange-Traded Funds (Cost $16,712,110)		16,200,586

Cash Equivalents 9.8%
DWS Central Cash Management Government Fund, 1.62% (b) (Cost $22,298,345)	22,298,345	22,298,345

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $214,551,506)	95.5	217,642,767
Other Assets and Liabilities, Net	4.5	10,207,413
Net Assets	100.0	227,850,180
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (b) (c)
21,422,090	—	21,422,090 (d)	—	—	79,390	—	—	—
Cash Equivalents 9.8%
DWS Central Cash Management Government Fund, 1.62% (b)
2,470,217	206,369,381	186,541,253	—	—	47,412	—	22,298,345	22,298,345
23,892,307	206,369,381	207,963,343	—	—	126,802	—	22,298,345	22,298,345

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
At July 31, 2022 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds and Cash Equivalents
Financials	53,960,766	30%
Consumer Discretionary	29,247,636	16%
Information Technology	28,057,665	16%
Communication Services	27,868,827	16%
Energy	11,859,144	7%
Consumer Staples	9,888,117	5%
Materials	7,195,953	4%
Industrials	6,633,406	4%
Real Estate	4,432,322	2%
Total	179,143,836	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$10,408,610	$—	$—	$10,408,610
China	26,291,098	44,273,339	—	70,564,437
Hong Kong	—	7,066,637	—	7,066,637
India	10,645,618	20,714,552	—	31,360,170
Indonesia	—	6,765,896	—	6,765,896
Korea	—	18,441,883	—	18,441,883
Mexico	2,157,958	—	—	2,157,958
Singapore	2,560,536	—	—	2,560,536
South Africa	—	6,888,111	—	6,888,111
Taiwan	2,879,670	20,049,928	—	22,929,598
Exchange-Traded Funds	16,200,586	—	—	16,200,586
Short-Term Investments	22,298,345	—	—	22,298,345
Total	$93,442,421	$124,200,346	$—	$217,642,767
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH3
R-080548-1 (1/23)